UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-08234
TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)
Richard J. Flannery, President and Principal Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Name and address of agent for service)
Registrant's telephone number, including area code:	(610) 684-8200
Date of fiscal year end:	12/31/2007
Date of reporting period:	03/31/2007

Item 1. Schedule of Investments.
The schedule of investments for the period ending March 31, 2007 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2007
		Number
		of Shares	Value
Common Stocks — 32.9%

US Common Stocks — 14.5%

Aerospace and Defense — 0.2%
Boeing Co.		2,500	$ 222,275
Honeywell International, Inc.		4,600	211,876
Lockheed Martin Corp.		7,400	717,948
Northrop Grumman Corp.		8,200	608,604
Raytheon Co.		25,700	1,348,222
United Technologies Corp.		3,800	247,000
			3,355,925
Airlines — 0.1%
AMR Corp.	a	55,300	1,683,885
Northwest Airlines Corp.	a	37,300	24,245
US Airways Group, Inc.	a	13,400	609,432
			2,317,562
Automobiles — 0.0%
Fleetwood Enterprises, Inc.	a	72,300	571,893
Harley-Davidson, Inc.		3,500	205,625
			777,518
Beverages — 0.0%
Coca-Cola Co. (The)		4,400	211,200
PepsiCo, Inc.		8,200	521,192
			732,392
Biotechnology — 0.0%
Amgen, Inc.	a	4,700	262,636
Gilead Sciences, Inc.	a	5,300	405,450
			668,086
Capital Markets — 0.3%
Ameriprise Financial, Inc.		3,040	173,706
Bear Stearns Companies, Inc. (The)		1,300	195,455
Goldman Sachs Group, Inc.		4,900	1,012,487
Lehman Brothers Holdings, Inc.		9,600	672,672
Mellon Financial Corp.		49,800	2,148,372
Merrill Lynch & Co. Inc.		10,700	873,869
Morgan Stanley		12,600	992,376
			6,068,937
Chemicals — 0.1%
Dow Chemical Co. (The)		9,100	417,326
Scotts Miracle-Gro Co. (The)		34,500	1,519,035
			1,936,361
Commercial Banks — 0.1%
Comerica, Inc.		8,200	484,784
KeyCorp		13,300	498,351
National City Corp.		6,400	238,400
SunTrust Banks, Inc.		2,500	207,600
Wachovia Corp.		8,000	440,400
Wells Fargo & Co.		9,500	327,085
			2,196,620
Commercial Services & Supplies — 0.2%
Learning Tree International, Inc.	a	3,900	43,875
Pitney Bowes, Inc.		42,000	1,906,380
Viad Corp.		34,700	1,339,420
Watson, Wyatt Worldwide, Inc.		25,900	1,260,035
			4,549,710
Communications Equipment — 0.1%
Cisco Systems, Inc.	a	40,500	1,033,965

Computers & Peripherals — 0.4%
Dell, Inc.	a	35,200	816,992
EMC Corp.	a	14,800	204,980
Hewlett-Packard Co.		75,700	3,038,598
International Business Machines (IBM)		8,000	754,080
Sun Microsystems, Inc.	a	330,700	1,987,507
			6,802,157
Consumer Finance — 0.2%
American Express Co.		59,800	3,372,720

Containers and Packaging — 0.1%
Smurfit-Stone Container Corp.	a	100,100	1,127,126

Distributors — 0.1%
Genuine Parts Co.		44,900	2,200,100

Diversified Financial Services — 0.7%
Bank of America Corp.		88,200	4,499,964
Citigroup, Inc.		112,100	5,755,214
JPMorgan Chase & Co., Inc.		24,800	1,199,824
Moody's Corp.		32,700	2,029,362
			13,484,364
Diversified Telecommunication Services — 0.4%
AT&T, Inc.		25,837	1,018,753
Cincinnati Bell, Inc.	a	137,200	644,840
Embarq Corp.		3,479	196,042
Level 3 Communications, Inc.	a	119,600	729,560
Verizon Communications, Inc.		122,100	4,630,032
Windstream Corp.		36,187	531,587
			7,750,814
Electric Utilities — 0.1%
American Electric Power Co. Inc.		4,600	224,250
Edison International		9,600	471,648
FirstEnergy Corp.		4,400	291,456
PPL Corp.		6,600	269,940
			1,257,294
Electrical Equipment — 0.1%
Emerson Electric Co.		5,000	215,450
Superior Essex, Inc.	a	45,400	1,574,018
			1,789,468
Energy Equipment & Services — 0.3%
Baker Hughes, Inc.		39,100	2,585,683
GlobalSantaFe Corp.		28,175	1,737,834
Halliburton Co.		65,500	2,078,970
			6,402,487
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.		80,200	4,317,968
Kroger Co. (The)		59,900	1,692,175
Safeway, Inc.		16,800	615,552
			6,625,695
Food Products — 0.4%
ConAgra Foods, Inc.		141,800	3,532,238
General Mills, Inc.		8,400	489,048
H.J. Heinz Co.		65,000	3,062,800
			7,084,086
Gas Utilities — 0.1%
Equitable Resources, Inc.		26,500	1,280,480

Health Care Providers & Services — 0.4%
Aetna, Inc.		10,000	437,900
AmerisourceBergen Corp.		9,100	480,025
Cardinal Health, Inc.		9,100	663,845
CIGNA Corp.		3,900	556,374
McKesson Corp.		10,100	591,254
Medco Health Solutions, Inc.	a	3,700	268,361
Sunrise Senior Living, Inc.	a	114,400	4,521,088
Wellpoint, Inc.	a	9,600	778,560
			8,297,407
Hotels, Restaurants & Leisure — 0.1%
Hilton Hotels Corp.		22,000	791,120
Yum! Brands, Inc.		6,600	381,216
			1,172,336

Household Durables — 0.1%
American Greetings Corp., Class A		59,600	1,383,316

Household Products — 0.0%
Kimberly-Clark Corp.		7,900	541,071
Procter & Gamble Co.		2,900	183,164
			724,235
Independent Power Producers & Energy Traders — 0.0%
TXU Corp.		5,100	326,910

Industrial Conglomerates — 0.4%
3M Co.		29,900	2,285,257
General Electric Co.		155,800	5,509,088
			7,794,345
Insurance — 0.3%
Allstate Corp. (The)		8,800	528,528
Berkshire Hathaway, Inc., Class B	a	691	2,515,240
Chubb Corp.		3,800	196,346
Loews Corp.		800	36,344
MBIA, Inc.		13,400	877,566
Mercury General Corp.		15,500	822,120
Principal Financial Group		5,800	347,246
St. Paul Travelers Companies, Inc. (The)		8,400	434,868
			5,758,258
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.	a	14,900	592,871
Blue Nile, Inc.	a	18,900	768,474
IAC/InteractiveCorp	a	5,700	214,947
Liberty Media Holding Corp., Interactive Series A (Tracking Stock)	a b	30,250	720,555
Priceline.com, Inc.	a	22,000	1,171,720
			3,468,567
IT Services — 0.2%
Automatic Data Processing, Inc.		7,000	338,800
Computer Sciences Corp.	a	1,600	83,408
DST Systems, Inc.	a	10,600	797,120
Electronic Data Systems Corp.		13,400	370,912
Fiserv, Inc.	a	8,800	466,928
Forrester Research, Inc.	a	7,400	209,864
Gartner Group, Inc., Class A	a	74,100	1,774,695
			4,041,727
Machinery — 0.1%
Caterpillar, Inc.		7,200	482,616
Ingersoll-Rand Co. Ltd.		11,000	477,070
Paccar, Inc.		6,600	484,440
Parker-Hannifin Corp.		6,000	517,860
			1,961,986
Media — 1.1%
Cablevision Systems Corp.		69,500	2,114,885
CBS Corp., Class A		11,900	364,259
CBS Corp., Class B		106,400	3,254,776
Clear Channel Communications, Inc.		82,300	2,883,792
Comcast Corp.	a	16,050	416,498
Comcast Corp., Class A	a	56,100	1,428,867
DIRECTV Group, Inc. (The)	a	23,900	551,373
Discovery Holding Co., Class A	a	39,100	747,983
Dow Jones & Co. Inc.		15,700	541,179
EchoStar Communications Corp., Class A	a	10,900	473,387
Liberty Global, Inc., Class A	a	62,667	2,063,624
Liberty Global, Inc., Class C	a	62,767	1,923,181
Liberty Media Holding Corp., Capital Series A (Tracking Stock)	a b	6,050	669,070
Live Nation, Inc.	a	2,750	60,665
McGraw-Hill Companies, Inc. (The)		9,700	609,936
News Corp., Class A		10,300	238,136
Primedia, Inc.	a	284,900	757,834
Sun-Times Media Group, Inc.		43,415	215,338
Time Warner, Inc.		42,900	845,988
Viacom, Inc., Class A	a	6,800	279,208
			20,439,979

Metals and Mining — 0.7%
Alcoa, Inc.		220,900	7,488,510
Freeport-McMoRan Copper & Gold, Inc., Class B		34,700	2,296,793
Newmont Mining Corp.		49,300	2,070,107
Nucor Corp.		9,800	638,274
Southern Copper Corp.		3,500	250,810
			12,744,494
Multiline Retail — 0.1%
99 Cents Only Stores	a	23,500	346,155
JC Penney Co. Inc.		8,200	673,712
Kohl's Corp.	a	9,000	689,490
Nordstrom, Inc.		9,900	524,106
			2,233,463
Multi-Utilities — 0.0%
PG&E Corp.		6,300	304,101

Office Electronics — 0.1%
Xerox Corp.	a	114,900	1,940,661

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.		79,100	5,850,236
ConocoPhillips		48,624	3,323,450
Consol Energy, Inc.		70,400	2,754,752
Devon Energy Corp.		18,400	1,273,648
EOG Resources, Inc.		76,600	5,464,644
Exxon Mobil Corp.		107,460	8,107,857
Marathon Oil Corp.		7,000	691,810
Newfield Exploration Co.	a	46,600	1,943,686
Noble Energy, Inc.		27,700	1,652,305
Peabody Energy Corp.		50,400	2,028,096
Ultra Petroleum Corp.	a	29,500	1,567,335
Valero Energy Corp.		95,900	6,184,591
XTO Energy, Inc.		74,866	4,103,405
			44,945,815
Paper & Forest Products — 0.1%
Bowater, Inc.		54,300	1,293,426
Plum Creek Timber Co.		36,100	1,423,062
			2,716,488
Personal Products — 0.0%
Estee Lauder Companies, Inc. (The), Class A		9,100	444,535

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.		28,300	785,608
Forest Laboratories, Inc.	a	10,500	540,120
Johnson & Johnson		13,000	783,380
Merck & Co. Inc.		59,800	2,641,366
Pfizer, Inc.		181,900	4,594,794
Schering-Plough Corp.		49,800	1,270,398
Wyeth		86,900	4,347,607
			14,963,273
Real Estate Investment Trusts (REITs) — 1.6%
Acadia Realty Trust		49,800	1,298,286
Alesco Financial, Inc.		151,200	1,316,952
Apartment Investment & Management Co.		6,700	386,523
Capitalcommerical Trust		392,000	712,194
Cogdell Spencer, Inc.		35,800	754,306
Digital Realty Trust, Inc.		79,700	3,180,030
General Growth Properties, Inc.		29,700	1,917,729
Healthcare Realty Trust, Inc.		30,700	1,145,110
Macerich Co. (The)		16,800	1,551,648
Nationwide Health Properties, Inc.		11,600	362,616
Potlatch Corp.		33,600	1,538,208
RAIT Financial Trust		6,300	176,022
Rayonier, Inc.		47,500	2,042,500
Simon Property Group, Inc.		32,400	3,604,500
SL Green Realty Corp.		33,600	4,609,248
Urstadt Biddle Properties, Inc., Class A		28,800	563,328
Vornado Realty Trust		35,200	4,200,768
			29,359,968

Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., Class A		42,000	2,779,560

Road & Rail — 0.2%
CSX Corp.		15,300	612,765
Kansas City Southern	a	50,500	1,796,790
Norfolk Southern Corp.		6,700	339,020
Union Pacific Corp.		2,300	233,565
			2,982,140
Semiconductors & Semiconductor Equipment — 0.1%
Agere Systems, Inc.	a	72,580	1,641,760
Applied Materials, Inc.		32,900	602,728
Texas Instruments, Inc.		13,200	397,320
			2,641,808
Software — 0.5%
Intuit, Inc.	a	11,000	300,960
Microsoft Corp.		214,900	5,989,263
Oracle Corp.	a	134,500	2,438,485
			8,728,708
Specialty Retail — 0.0%
Blockbuster, Inc., Class B	a	105,700	634,200

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	a	13,100	655,655
Hanes Brands Inc.	a	13,300	390,887
Nike, Inc., Class B		2,100	223,146
			1,269,688
Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp.		14,500	487,780
MGIC Investment Corp.		7,900	465,468
Washington Mutual, Inc.		14,100	569,358
			1,522,606
Tobacco — 0.1%
Altria Group, Inc.		21,600	1,896,696
Reynolds American, Inc.		3,600	224,676
			2,121,372
Wireless Telecommunication Services — 0.2%
Alltel Corp.		35,000	2,170,000
NII Holdings, Inc., Class B	a	13,700	1,016,266
			3,186,266
Total US Common Stocks
(Cost $218,765,065)			273,702,079

Foreign Common Stocks — 18.4%

Argentina — 0.0%
Inversiones Y Repres - GDR	a	38,000	726,940

Australia — 0.8%
Alumina Ltd.		381,854	2,244,414
Amcor Ltd.		325,771	1,985,220
Australia and New Zealand Banking Group Ltd.		22,857	549,005
Caltex Australia Ltd.		12,000	230,762
Foster's Group Ltd.		308,892	1,712,856
Iluka Resources Ltd.		20,000	95,093
National Australia Bank Ltd.		131,961	4,303,427
Rinker Group Ltd.		22,000	320,271
Santos Ltd.		73,442	600,999
Telstra Corp. Ltd.		965,304	3,630,985
			15,673,032
Belgium — 0.1%
Fortis		59,000	2,691,001

Brazil — 0.7%
Cia Vale do Rio Doce - ADR		236,200	7,388,336
Cia Vale do Rio Doce - SPADR		37,286	1,379,209
CPFL Energia SA		48,000	681,525
Petroleo Brasileiro SA - ADR		27,700	2,756,427
			12,205,497

Canada — 2.6%
Abitibi-Consolidated, Inc. - TSE Shares		90,300	252,040
Ace Aviation Holdings, Inc., Class A	a	24,000	633,676
Aeroplane Income Fund Registered, Class D	c d e	14,874	251,411
Alcan, Inc.		22,000	1,147,627
Barrick Gold Corp.		43,116	1,230,962
BCE, Inc. - TSE Shares		19,672	556,747
Bell Aliant Regional Communication Income Fund	c d e	1,558	39,880
Boardwalk - REIT		67,500	2,596,086
Bombardier, Inc., Class B	a	584,700	2,361,810
BPO Properties Ltd.		7,100	424,591
Brookfield Asset Management, Inc., Class A		9,900	517,374
Cameco Corp.		141,900	5,809,386
Canadian Natural Resources Ltd.		127,700	7,056,625
EnCana Corp. - NYSE Shares		7,400	374,662
EnCana Corp. - TSE Shares		113,100	5,725,341
Fraser Papers, Inc.	a	27,300	129,679
Imperial Oil Ltd.		49,700	1,843,852
Jazz Air Income Fund	c d	5,254	37,302
Nortel Networks Corp.	a	40,990	983,135
Novelis, Inc.		3,800	168,483
Onex Corp.		9,200	255,669
Petro-Canada - NYSE Shares		4,200	164,682
Petro-Canada - TSE Shares		40,942	1,602,333
Research In Motion Ltd.	a	2,000	272,980
Rogers Communications, Inc., Class B - NYSE Shares		18,000	589,680
Rogers Communications, Inc., Class B - TSE Shares		99,800	3,269,139
Suncor Energy, Inc.		47,484	3,615,888
Talisman Energy, Inc. - TSE Shares		271,400	4,766,232
Western Oil Sands, Inc., Class A	a	91,187	2,695,338
			49,372,610
China — 0.2%
Aluminum Corp. of China Ltd. - ADR		76,300	1,983,037
China Telecom Corp. Ltd.		1,800,000	881,529
Tsingtao Brewery Co. Ltd.		212,000	356,058
			3,220,624
Denmark — 0.1%
Coloplast A/S, Class B		5,000	421,600
Vestas Wind Systems A/S	a	13,833	768,418
William Demant Holding	a	8,800	775,367
			1,965,385
Finland — 0.2%
Metso Oyj		19,300	1,016,194
Sampo Oyj, Class A		36,000	1,090,177
Tietoenator Oyj		10,300	299,845
UPM-Kymmene Oyj		69,968	1,778,870
			4,185,086
France — 1.2%
Alcatel SA - SPADR		82,276	972,502
Alcatel-Lucent		29,200	343,565
Atos Origin SA	a	3,700	247,371
AXA SA		19,100	811,404
BNP Paribas		7,370	768,678
Carrefour SA		42,876	3,130,576
Compagnie de Saint-Gobain		3,300	322,182
Fonciere Des Regions - REIT		2,700	503,589
France Telecom SA		37,825	997,599
Groupe Danone		4,200	685,086
Renault SA		16,878	1,969,710
Sanofi-Aventis		7,204	625,089
SCOR		18,040	485,691
Societe Generale, Class A		11,903	2,053,661
Suez SA, Strip VVPR - PSE Shares	a e	10,248	136
Thales SA		11,000	637,339
Total SA		56,547	3,937,278
Total SA - SPADR		64,800	4,521,744
			23,013,200

Germany — 0.7%
BASF AG		7,100	796,982
Bayer AG		54,380	3,469,023
Bayerische Motoren Werke AG		8,400	493,147
DaimlerChrysler AG		10,500	855,977
Deutsche Post AG		11,200	337,346
Deutsche Telekom AG		92,308	1,521,539
E.ON AG		5,100	691,497
Fresenius Medical Care AG & Co.		7,000	1,016,277
RWE AG		26,928	2,835,076
Vivacon AG	a	36,800	1,326,467
			13,343,331
Hong Kong — 0.6%
Asia Satellite Telecommunications Holdings Ltd.		21,000	47,572
China Overseas Land & Investment Ltd. - REIT		514,000	641,635
First Pacific Co.		958,000	584,953
Henderson Land Development Co.		154,000	895,806
Hong Kong & Shanghai Hotels Ltd. (The)		412,289	650,819
Hong Kong Aircraft Engineering Co. Ltd.		59,600	907,145
Hong Kong Electric Holdings Ltd.		276,700	1,417,201
Hongkong Land Holdings Ltd.		163,100	760,046
i-CABLE Communications Ltd.		731,000	156,434
New World Development Ltd.		1,322,049	2,995,297
Next Media Ltd.		578,000	198,864
Silver Grant International Ltd.		240,000	61,981
SmarTone Telecommunications Holdings Ltd.		298,000	344,230
Television Broadcasts Ltd.		150,000	939,442
Wheelock & Co. Ltd.		256,000	573,164
			11,174,589
Indonesia — 0.1%
Bank Pan Indonesia Tbk PT	a	9,116,708	549,335
Gudang Garam Tbk PT		164,000	190,476
Indofood Sukses Makmur Tbk PT		1,487,000	247,654
Matahari Putra Prima Tbk PT		2,728,800	204,890
Semen Gresik Persero Tbk PT		157,000	684,710
			1,877,065
Ireland — 0.1%
Blackrock International Land plc	a	62,500	40,618
Fyffes plc		62,500	94,813
Independent News & Media plc		146,700	663,111
Total Produce Plc	a	62,500	69,077
			867,619
Israel — 0.0%
Bank Hapoalim B.M.		136,383	651,496

Italy — 0.5%
Banca Popolare Italiana	a	25,672	400,183
Fiat SpA	a	42,800	1,079,790
Intesa Sanpaolo SpA		396,669	3,004,613
Luxottica Group SpA - SPADR		23,200	738,920
Natuzzi SpA - SPADR	a	4,400	35,948
Saipem SpA		35,300	1,022,187
Seat Pagine Gaille		543,200	332,895
UniCredito Italiano SpA - MSE Shares		353,633	3,350,389
			9,964,925
Japan — 1.6%
Ajinomoto Co. Inc.		23,000	262,881
Alfresa Holdings Corp.		11,000	694,973
Astellas Pharma, Inc.		46,000	1,970,674
Bank of Fukuoka Ltd. (The)		38,000	306,060
Bank of Yokohama Ltd. (The)		32,000	237,870
Bridgestone Corp.		11,000	219,712
Canon, Inc.		42,000	2,248,650
Chiba Bank Ltd. (The)		23,000	200,916
Dai Nippon Printing Co. Ltd.		14,000	219,120
Daifuku Co. Ltd.		4,500	64,452
East Japan Railway Co.		91	704,136
Ebara Corp.		42,000	196,921
FamilyMart Co. Ltd.		11,600	320,550
FUJIFILM Holdings Corp.		13,000	530,299
Fujitsu Frontech Ltd.		4,600	38,328
Hitachi Ltd.		44,000	338,761
Isetan Co. Ltd.		6,400	110,659
JS Group Corp.		16,000	346,645
Kao Corp.		24,000	699,121
Kawasaki Heavy Industries Ltd.		81,000	339,309
KDDI Corp.		52	412,485
Kinden Corp.		20,000	178,946
Kirin Brewery Co. Ltd.		39,000	563,748
Marui Co., Ltd.		12,700	154,548
Matsushita Electric Industrial		5,000	100,356
Matsushita Electric Works Ltd.		40,114	455,677
Millea Holdings, Inc.		18,600	682,559
Mitsubishi Corp.		13,000	300,735
Mitsubishi UFJ Financial Group, Inc.		23	258,686
Mizuho Financial Group, Inc.		55	351,239

Namco Bandai Holdings, Inc.		22,050	341,847
NEC Corp.		50,000	265,712
Nintendo Co., Ltd.		1,100	318,416
Nippon Meat Packers, Inc.		20,000	243,290
Nippon Mining Holdings, Inc.		5,000	42,683
Nippon Oil Corp.		33,000	265,589
Nippon Suisan Kaisha Ltd.		32,000	209,565
Nisshinbo Industries, Inc.		9,000	111,791
Noritake Co. Ltd.		10,000	49,539
NTT Corp.		481	2,535,003
NTT DoCoMo, Inc.		260	477,315
Ohbayashi Corp.		11,000	70,342
Onward Kashiyama Co. Ltd.		14,000	194,087
Promise Co. Ltd.		4,150	155,326
Ricoh Co. Ltd.		13,000	290,013
Ryosan Co. Ltd.		3,000	76,797
Sankyo Co. Ltd.		3,700	161,546
Secom Co. Ltd.		9,000	415,173
Sekisui House Ltd.		27,000	418,808
Seven & I Holdings Co. Ltd.		11,980	362,181
Shimizu Corp.		40,000	242,905
Shiseido Co. Ltd.		11,000	222,305
Sompo Japan Insurance, Inc.		25,000	310,602
Sony Corp.		9,700	489,050
Sumitomo Electric Industries Ltd.		22,000	331,699
Sumitomo Forestry Co. Ltd.		19,000	199,977
Sumitomo Metal Mining Co. Ltd.		17,000	323,648
Sumitomo Mitsui Financial Group, Inc.		69	624,763
Sumitomo Trust & Banking Co. Ltd.		36,000	374,131
Taiyo Nippon Sanso Corp.		25,000	223,922
Takeda Pharmaceutical Co. Ltd.		31,600	2,059,439
Tanabe Seiyaku Co., Ltd.		32,000	433,837
TDK Corp.		4,400	381,825
Tokyo Electric Power Co., Inc. (The)		13,300	452,047
Tokyo Gas Co. Ltd.		124,000	685,253
Tokyo Ohka Kogyo Co. Ltd.		3,000	74,886
Toppan Forms Co. Ltd.		14,200	179,901
Toyo Seikan Kaisha Ltd.		8,000	160,102
Toyota Motor Corp.		5,400	345,153
West Japan Railway Co.		364	1,668,699
Yamaha Motor Co. Ltd.		3,000	83,151
Yamatake Corp.		6,000	138,518
Yamato Holdings Co. Ltd.		22,000	353,973
			30,873,825
Luxembourg — 0.0%
Orco Property Group		4,900	820,229

Malaysia — 0.3%
British American Tobacco Malaysia Berhad		22,800	303,321
Bumiputra-Commerce Holdings Berhad		427,169	1,229,106
Carlsberg Brewery Malaysia Berhad		106,000	165,541
Kumpulan Guthrie Berhad		145,000	215,894
Malaysian Airlines System Berhad	a	78,000	129,691
Maxis Communications Berhad		362,900	1,248,882
Multi-Purpose Holdings Berhad	a	252,000	169,047
Resorts World Berhad		239,000	1,188,783
Sime Darby Berhad		200,500	469,184
			5,119,449
Mexico — 0.0%
America Movil SAB de CV Series L - ADR		2,100	100,359
Telefonos de Mexico SA de CV, Series L - SPADR		1,600	53,440
			153,799

Netherlands — 1.1%
Arcelor Mittal		21,486	1,134,895
Arcelor Mittal, Class A		68,039	3,598,583
Heineken NV		14,175	739,678
ING Groep NV		71,540	3,015,467
Koninklijke (Royal) KNP NV		40,800	634,408
Koninklijke (Royal) Philips Electronics NV		18,500	705,642
Koninklijke Boskalis Westminister NV		4,992	495,901
Reed Elsevier NV		98,668	1,740,923
Royal Dutch Shell plc, Class A		125,088	4,146,121
Royal Dutch Shell plc, Class A - ADR		25,600	1,697,280
Royal Dutch Shell plc, Class B		20,822	690,901
Royal Dutch Shell plc, Class B - ADR		19,822	1,320,343
Wolters Kluwer NV		14,908	446,084
			20,366,226
New Zealand — 0.1%
Telecom Corp. of New Zealand Ltd.		586,968	1,992,497

Norway — 0.1%
DNB NOR ASA		30,600	428,917
Statoil ASA		15,100	407,519
			836,436
Panama — 0.0%
Banco Latinoamericano de Exportaciones, S.A.		34,600	575,744

Philippines (The) — 0.3%
ABS-CBN Broadcasting Corp.	a	727,400	392,748
Ayala Corp.		198,476	2,307,428
Banco de Oro Universal Bank		131,400	163,569
Globe Telecom, Inc.		57,900	1,474,744
Jollibee Foods Corp.		353,600	398,556
			4,737,045
Russia — 0.4%
LUKOIL - SPADR		33,100	2,859,840
Oao Gazprom - SPADR		50,300	2,102,177
Oao Rosneft Oil Co. - GDR	a	201,673	1,695,365
			6,657,382
Singapore — 0.8%
BIL International Ltd.		627,000	660,643
Capitaland Ltd.		206,000	1,085,044
City Developments Ltd. - REIT		109,700	1,054,560
Fraser & Neave Ltd.		147,000	493,743
Great Eastern Holdings Ltd.		95,000	1,232,422
Jardine Matheson Holdings Ltd.		132,200	2,789,420
Jardine Strategic Holdings Ltd.		169,500	2,169,600
Keppel Land, Ltd.		204,600	1,266,165
Mandarin Oriental International Ltd.		124,000	233,120
Oversea-Chinese Banking Corp.		316,800	1,877,439
Singapore Land Ltd.		75,000	519,836
Stats Chippac Ltd.	a	554,000	665,266
United Industrial Corp. Ltd.		147,000	278,979
Yanlord Land Group Ltd.	a	370,000	565,254
Yellow Pages Singapore Ltd.		64,000	54,367
			14,945,858
South Africa — 0.7%
Anglo Platinum Ltd.		29,376	4,622,597
City Lodge Hotels Ltd.		10,929	118,157
FirstRand Ltd.		178,517	596,520
Gold Fields Ltd.		121,469	2,252,324
Hosken Consolidated Investments Ltd.	a	21,000	174,222
JD Group Ltd.		12,140	145,930
Nedbank Group Ltd.		37,399	727,464
New Clicks Holdings Ltd.		42,000	73,039
RMB Holdings Ltd.		210,300	1,015,541
Standard Bank Group Ltd.		91,977	1,338,728
Sun International Ltd.		72,336	1,348,057
			12,412,579

South Korea — 0.1%
Daelim Industrial Co. Ltd.		9,939	951,290
Hyundai Motor Co.		430	30,188
Kookmin Bank		730	65,766
Korea Electric Power Corp.		460	18,308
POSCO		100	41,701
Samsung Electronics Co. Ltd.		80	47,827
			1,155,080
Spain — 0.7%
Acciona SA		5,100	1,103,423
Acerinox SA		38,200	971,117
Banco Popular Espanol SA		42,000	864,450
Banco Santander Central Hispano SA		141,434	2,512,458
Iberdrola SA		44,123	2,081,967
Prosegur, Compania de Seguridad SA		5,100	192,927
Sogecable SA	a	4,037	167,214
Telefonica SA		244,097	5,372,487
Viscofan SA		8,500	191,488
			13,457,531
Sweden — 0.2%
Assa Abloy AB		25,300	580,030
Ericsson, Class B		180,600	667,067
Hoganas AB, Class B		7,500	189,387
Svenska Cellulosa AB (SCA)		10,800	576,737
Svenska Handelsbanken, Class A		25,200	746,715
			2,759,936
Switzerland — 0.2%
Adecco SA		8,300	526,546
Compagnie Financiere Richemonte AG (UNIT)		16,200	902,908
Geberit AG		290	444,813
Logitech International SA	a	19,660	544,450
Novartis AG		13,900	781,547
Phonak Holding AG		1,700	129,294
PubliGroupe SA		500	184,391
Roche Holding AG		4,400	775,877
			4,289,826
Taiwan — 0.1%
Asustek Computer, Inc. - GDR		214,412	491,643
Chunghwa Telecom Co. Ltd. - ADR		63,800	1,270,896
Taiwan Semiconductor Manufacturing Co. Ltd.		178,000	364,447
			2,126,986
Thailand — 0.2%
Advanced Info Service PCL		608,700	1,164,288
GMM Grammy PCL	a	474,000	92,602
Kasikornbank PCL		234,000	447,418
Matichon PCL		76,000	18,669
MBK PCL		108,000	168,123
Siam Cement PCL		92,700	634,783
Siam Cement PCL - NVDR	a	136,100	916,647
Thanachart Capital PCL		255,000	102,699
			3,545,229
United Kingdom — 3.6%
Alliance Boots plc		133,486	2,690,330
Amvescap plc		48,900	538,302
Anglo American plc - JSE Shares		20,856	1,098,006
Anglo American plc - LSE Shares		29,946	1,576,300
Arriva plc		54,400	796,064
Aviva plc		89,176	1,311,336
BAE Systems plc		134,900	1,218,563
Barclays plc		64,400	912,531
BG Group plc		124,515	1,784,771
BP plc		406,723	4,380,841
BP plc - SPADR		70,200	4,545,450
British Land Co. plc - REIT		7,900	237,171
Brixton plc - REIT		52,000	519,648
BT Group plc		57,800	345,016
Bunzl plc		17,789	251,252
Cable & Wireless plc		293,800	961,415
Capita Group plc		67,600	906,303
Carnival plc		11,100	532,896
Compass Group plc		79,500	530,801

Devro plc				51,800	138,201
Diageo plc				41,500	838,782
Enodis plc				121,000	489,112
Enterprise Inns plc				46,200	606,631
GKN plc				229,200	1,710,866
GlaxoSmithKline plc				248,761	6,836,685
Hanson plc				54,500	872,799
Hays plc				111,800	344,269
HBOS plc				203,856	4,194,100
Homeserve plc				1,700	59,339
ICAP plc				75,600	787,882
Informa plc				57,100	682,248
Intertek Group plc				34,700	617,736
Invensys plc	a			85,470	488,186
ITV plc				165,400	354,283
Ladbrokes plc				25,711	203,279
Land Securities Group plc				5,700	239,609
Lloyds TSB Group plc				308,969	3,398,938
MyTravel Group plc, Class A	a			115,033	706,979
Provident Financial plc				40,800	645,412
Reckitt Benckiser plc				18,100	940,146
Reed Elsevier plc				60,400	720,702
Rexam plc				43,300	467,918
Rio Tinto plc				22,700	1,289,455
Sage Group plc				142,000	720,291
Smiths Group plc				21,400	430,283
Stagecoach Group plc				172,200	609,474
Tesco plc				103,400	901,860
Unilever plc				125,654	3,778,602
Vedanta Resources plc				144,700	3,785,480
Vodafone Group plc				169,837	452,107
WPP Group plc				32,400	490,096
Xstrata plc				83,442	4,253,189
					68,191,935
Total Foreign Common Stocks
(Cost $220,514,536)					345,949,992
Total Common Stocks
(Cost $439,279,601)					619,652,071

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Asset-Backed Securities —0.5%
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1 (FRN)		5.580%	10/25/36	500,000	497,859
Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)		7.495%	10/25/32	228,859	229,135
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE4, Class A2C (FRN)		5.590%	10/25/35	800,000	800,697
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)		5.600%	04/25/34	1,584	1,585
Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)		5.590%	06/25/35	125,489	125,515
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB8, Class AF1B (STEP)		5.451%	12/25/35	420,813	419,116
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN)		6.820%	03/25/34	265,000	265,508
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN)		5.640%	11/25/35	600,000	600,514
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, Class A2 (FRN)		5.570%	04/25/35	418,314	418,502
JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A1 (FRN)		5.440%	07/25/35	102,665	102,674
JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)		5.580%	07/25/35	500,000	501,034
Lehman Mortgage Trust, Ser. 2006-4, Class 4A1		6.000%	08/25/21	474,653	481,652
Merrill Lynch Mortgage Investors, Inc., Ser. 2005-NCB, Class A1A (VRN)		5.451%	07/25/36	96,508	96,125
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)		5.860%	12/27/32	303,687	303,856
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)		7.320%	01/25/33	500,000	500,909
New Century Home Equity Loan Trust, Ser. 2005-4, Class A2B (FRN)		5.590%	09/25/35	2,968,510	2,959,173
Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)		5.620%	10/25/34	378,672	379,321

Residential Asset Securities Corp., Ser. 2005-KS8, Class A3 (FRN)		5.580%	08/25/35	1,000,000	1,001,232
SACO I Trust, Ser. 2005-WM3, Class A1 (FRN)		5.580%	09/25/35	164,594	164,620
Total Asset-Backed Securities
(Cost $9,853,872)					9,849,027

Mortgage-Backed Securities - Private Issuers — 0.4%
American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN)		3.280%	04/25/44	134,841	131,272
American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN)		4.390%	02/25/45	562,677	555,009
American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN)		5.294%	06/25/45	674,716	675,242
American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2 (FRN)		5.470%	09/25/35	309,920	309,935
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)		3.974%	12/20/34	537,943	547,243
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN)		6.420%	07/19/44	181,380	183,250
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)		3.744%	11/19/34	357,138	359,988
Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)		5.730%	11/19/34	324,414	325,308
Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)		5.660%	06/20/35	214,660	215,337
Impac CMB Trust, Ser. 2003-6, Class M (FRN)		6.073%	07/25/33	37,478	37,536
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)		6.370%	01/25/35	184,863	185,075
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)		5.674%	08/25/29	325,620	325,968
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN)		5.640%	10/25/35	853,096	856,258
Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN)		5.670%	03/25/35	601,805	598,343
Structured Asset Securities Corp., Ser. 2005-RF3, Class A1 (FRN)		5.670%	06/25/35	1,192,702	1,192,700
Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1		6.250%	10/25/33	38,334	37,873
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)		5.680%	01/25/45	551,268	552,320
Total Mortgage-Backed Securities - Private Issuers
(Cost $7,070,407)					7,088,657

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Mortgage-Backed Securities - US Government Agency Obligations — 0.6%
FHLMC Pool #781697 (FRN)		2.782%	07/01/34	534,052	532,907
FHLMC Strip, Ser. 2004-227, Class IO	e f	5.000%	12/01/34	548,271	130,085
FHLMC Strip, Ser. 2005-232, Class IO	e f	5.000%	08/01/35	259,441	60,902
FHLMC Strip, Ser. 2005-233, Class 5	e f	4.500%	09/15/35	90,786	20,776
FHLMC Structured Pass Through Securities, Ser. 2003-57, Class 1A3		7.500%	07/25/43	645,870	675,576
FHLMC, Ser. 2004-2882, Class HI	e f	5.000%	05/15/18	65,314	8,337
FHLMC, Ser. 2005-2934, Class HI	e f	5.000%	02/15/20	143,996	27,919
FHLMC, Ser. 2005-2934, Class KI	e f	5.000%	02/15/20	72,162	13,649
FHLMC, Ser. 2005-2967, Class JI	e f	5.000%	04/15/20	76,661	14,928
FNMA Pool #831360		5.500%	03/01/21	640,344	641,971
FNMA Pool #865792		5.500%	03/01/21	666,878	668,572
FNMA Pool #891228 (FRN)		5.566%	05/01/36	270,713	272,876
FNMA Strip, Ser. 2005-357, Class 2	e f	5.000%	02/01/35	241,015	56,536
FNMA Strip, Ser. 2005-360, Class 2	e f	5.000%	08/01/35	1,561,243	366,497
FNMA Strip, Ser. 2005-365, Class 4	e f	5.000%	12/01/35	90,293	21,009
FNMA TBA		5.000%	04/01/22	2,000,000	1,971,876
FNMA TBA		5.500%	04/01/22	3,000,000	3,006,564
FNMA TBA		5.500%	04/01/37	200,000	197,875
FNMA TBA		6.500%	04/01/37	1,000,000	1,020,000
FNMA Whole Loan, Ser. 2002-W8, Class A3		7.500%	06/25/42	717,598	751,247
FNMA, Ser. 2006-10, Class FD (FRN)		5.670%	03/25/36	283,367	284,233
GNMA, Ser. 2001-65, Class PG		6.000%	07/20/28	84,030	83,875
Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $10,847,708)					10,828,210

		Issue	Maturity	Principal
		Rate	Date	Amount	Value
Commodity Index-Linked Note — 0.4%
AIG-Private Funding Ltd. (Cayman)		5.141%	01/31/08	6,000,000	6,636,632
Total Commodity Index-Linked Note
(Cost $6,000,000)					6,636,632

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Convertible Bond — 0.0%
Dundee - REIT		5.700%	03/31/15	25,866	890,114
Total Convertible Bond
(Cost $835,199)					890,114

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
US Treasury Securities — 13.2%
US Treasury Inflation-Indexed Note		2.000%	01/15/16	76,473,000	75,293,022
US Treasury Note		4.875%	08/15/16	30,000,000	30,475,770
US Treasury Inflation-Indexed Note	g	2.375%	01/15/17	113,762,168	115,446,417
US Treasury Note	h	4.625%	02/15/17	28,637,000	28,578,838
Total US Treasury Securities
(Cost $246,851,503)					249,794,047

				Number of
				Shares	Value
Commingled Investment Vehicles — 20.0%
Exchange Traded Funds — 1.5%
iShares Dow Jones US Real Estate Index Fund				28,800	2,455,200
iShares MSCI EAFE Index Fund				302,800	23,118,780
iShares MSCI Republic of South Korea Index Fund				40,000	2,022,400
					27,596,380
Private Investment Funds — 18.5% (i)
Convexity Capital Offshore, LP	a c d e				44,729,569
Farallon Capital Institutional Partners, LP	a c d e				39,208,922
Freeman Fair Value Fund I, LP	a c d e				57,772,092
Joho Partners, LP	a c d e				15,007,643
Lansdowne UK Equity Fund Ltd.	a c d e			73,389	19,406,920
Lone Cascade, LP	a c d e				8,239,197
Lone Picea, LP, Class B	a c d e				1,731,377
Lone Picea, LP, Class D	a c d e				2,861,417
Lone Redwood, LP	a c d e				13,205,906
Maverick Fund USA, Ltd.	a c d e				19,306,524
Maverick Fund USA, Ltd., Class C	a c d e				7,070,278
Nomad Investment Co., Ltd. (The)	a c d e			140,000	15,349,950
OZ Domestic Partners, LP	a c d e				15,162,913
Regiment Capital Ltd.	a c d e			45,152	8,093,444
Tosca	a c d e			153,727	19,422,632
Tosca Asia	a c d e				20,636,773
Value Realization Fund, LP (The)	a c d e				42,260,546
					349,466,103
Total Commingled Investment Vehicles
(Cost $279,350,567)					377,062,483

				Number of
				Shares	Value
Preferred Stocks — 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)				5,456	303,926
Cia Vale do Rio Doce (Brazil)				26,168	823,665
Hyundai Motor Co. Ltd. (South Korea)				14,200	556,661
Total Preferred Stocks
(Cost $1,092,549)					1,684,252

				Number of
				Contracts
Purchased Options — 0.3%
OTC Put, Strike 90.00, Expiring 01/18/08.	a e			305,115	2,425,664
S&P 500 Index June 2007 Put, Strike 1,400.00, Expiring 06/16/07.	a e			104,500	2,508,000
Total Purchased Options
(Cost $4,520,435)					4,933,664

Warrants — 0.0%
Bank Pan Indonesia Tbk-Warrants
Expiring 7/10/2009 (Indonesia)	a			1,823,341	37,965
Matahari Putra Prima Tbk-Warrants
Expiring 7/12/2010 (Indonesia)	a			530,600	7,385
Multi-Purpose Holdings Berhad Warrants
Expiring 2/26/2009 (Malaysia)	a			18,100	8,324
Total Warrants
(Cost $24,049)					53,674

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments — 33.3%

Repurchase Agreements — 3.4%
Investors Bank and Trust Co. Repurchase Agreement issued 3/30/07 (proceeds at maturity $54,849,243)(Collateralized by a $9,786,749 Fanny Libor Floater, 4.277%, due 03/01/34 with a market value, including market value, including accrued interest, of $9,721,400 and by a $47,914,694 FHR, 5.67%, due 12/15/34 with a market value, including market value, including accrued interest, of $47,853,273.)		3.550%	04/02/07	54,833,022	54,833,022
Morgan Stanley Repurchase Agreement issued 3/28/07 (proceeds at maturity $9,309,512)(Collateralized by a $10,115,000 FNMA, 6.00%, due 3/31/36 with a market value, including accrued interest, of $9,486,003)		5.260%	04/04/07	9,300,000	9,300,000
Total Repurchase Agreements
(Cost $64,133,022)					64,133,022

US Treasury Securities — 29.9%
US Treasury Bill	j		04/26/07	51,000,000	50,831,037
US Treasury Bill	j		05/03/07	43,000,000	42,815,616
US Treasury Bill	j		05/24/07	40,000,000	39,716,600
US Treasury Bill	j		06/21/07	100,000,000	98,910,000
US Treasury Bill	j		07/05/07	36,500,000	36,034,260
US Treasury Bill	j		07/12/07	20,000,000	19,727,700
US Treasury Bill	j		08/02/07	17,000,000	16,719,024
US Treasury Bill	g j		08/09/07	21,000,000	20,633,382
US Treasury Bill	j		08/16/07	15,000,000	14,723,460
US Treasury Bill	g j		08/30/07	95,000,000	93,068,365
US Treasury Bill	g j		09/06/07	28,500,000	27,893,463
US Treasury Bill	j		09/13/07	80,000,000	78,224,400
US Treasury Bill	j		09/20/07	25,000,000	24,422,050
Total US Treasury Securities
(Cost $563,599,701)					563,719,357
Total Short-Term Investments
(Cost $627,732,723)					627,852,379

Total Investments — 101.7%
(Cost $1,633,458,613)					1,916,325,210
Liabilities in Excess of Other Assets — (1.7%)					(31,129,595)
Net Assets — 100.0%					$ 1,885,195,615

				Number
				of Shares
Securities Sold Short — (0.8%)
Exchange Traded Funds — (0.4%)
Energy Select Sector SPDR Fund				114,800	(6,901,776)

Common Stocks — (0.0%)
Capital Markets — (0.0%)
Fortress Investment Group LLC, Class A				6,600	(189,288)

Financial Services — (0.0%)
St. Joe Co. (The)				7,800	(408,018)

Hotels, Restaurants & Leisure — (0.0%)
Melco PBL Entertainment Ltd. (Macau) - ADR				12,500	(201,750)

Household Durables — (0.0%)
KB Home	2,900	(123,743)
NVR, Inc.	200	(133,000)
Pulte Homes, Inc.	4,700	(124,362)
Ryland Group, Inc.	2,800	(118,132)
		$ (499,237)

Real Estate Investment Trusts (REITs) — (0.4%)
AMB Property Corp.	4,700	(276,313)
Affordable Residential Community	25,709	(311,850)
Ashford Hospitality Trust	46,400	(554,016)
Brandywine Realty Trust	3,600	(120,276)
CBL & Associates Properties	5,500	(246,620)
Duke Realty Corp.	7,500	(326,025)
Education Realty Trust, Inc.	12,700	(187,706)
Equity Inns, Inc.	12,800	(209,664)
Feldman Mall Properties Inc.	3,000	(36,420)
Franklin Street Properties	19,800	(379,764)
Glimcher Realty Trust	5,700	(154,014)
HRPT Properties Trust	35,600	(437,880)
Hersha Hospitality Trust	32,200	(379,316)
Highwood Properties, Inc.	11,400	(450,186)
Inland Real Estate Corp.	23,000	(421,820)
Mack-Cali Realty Corp.	4,600	(219,098)
Maguire Properties, Inc.	12,700	(451,612)
Medical Properties Trust, Inc.	20,400	(299,676)
Opteum Inc., - Class A	30,000	(135,000)
Post Properties, Inc.	8,300	(379,559)
Ramco-Gershenson Properties Trust	11,300	(403,523)
Senior Housing Properties Trust	18,800	(449,320)
Sunstone Hotel Investors, Inc.	7,200	(196,272)
Thornburg Mortgage, Inc.	11,800	(306,800)
		$ (7,332,730)

Trading Companies & Distributors — (0.0%)
Bluelinx Holdings, Inc.	27,700	(290,850)
Total Short Portfolio
(Proceeds received $13,960,372)		$ (15,823,649)
ADR	American Depositary Receipt
EAFE	Europe, Australia, and Far East
FHLMC	Freddie Mac
FHR	Freddie Mac REMIC
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of March 31, 2007.
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
JSE	Johannesburg Stock Exchange
LP	Limited Partnerships
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MSE	Milan Stock Exchange
NV	Naamloze Vennootschap
NVDR	Non-Voting Depositary Receipt
NYSE	New York Stock Exchange
PSE	Paris Stock Exchange
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SPADR	A Sponsored ADR is an American Depository Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TBA	To be Announced
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.

VRN	Variable Rate Note. Rate disclosed represents rate as of March 31, 2007.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
a	Non-income producing security.
b	A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a "designer stock".
c	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $349,794,695, which represents 18.6% of the fund's net assets.
d	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2007 and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP and The Value Realization Fund, LP which TIP's board of directors deemed to be liquid (The Value Realization Fund, LP has been deemed 10% illiquid). The valuation committee has determined the partnership interest in Freeman Fair value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agree to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed as restricted.
Investment	Date of Acquisition	Cost	Value
Aeroplane Income Fund Registered, Class D	1/8/07-1/25/07	$232,605	$251,411
Bell Aliant Regional Communication Income Fund	7/11/05	46,436	39,880
Convexity Capital Offshore, LP	2/16/05	42,000,000	44,729,569
Farallon Capital Institutional Partners, LP	04/1/95-11/01/05	17,746,138	39,208,922
Freeman Fair Value Fund I, LP	10/1/04-07/01/05	50,000,000	57,772,092
Jazz Air Income Fund	3/12/07	37,615	37,302
Joho Partners, LP	1/3/07	15,000,000	15,007,643
Lansdowne UK Equity Fund Ltd.	6/1/06	16,000,000	19,406,920
Lone Cascade, LP	1/3/06 - 1/2/07	6,487,000	8,239,197
Lone Picea, LP, Class B	1/3/05	1,617,000	1,731,377
Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000	2,861,417
Lone Redwood, LP	12/29/98	3,154,356	13,205,906
Maverick Fund USA, Ltd.	12/31/02-09/01/04	15,000,000	19,306,524
Maverick Fund USA, Ltd., Class C	1/3/06	5,000,000	7,070,278
Nomad Investment Co., Ltd. (The)	10/2/06	14,000,000	15,349,950
OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000	15,162,913
Regiment Capital Ltd.	06/30/03	6,000,000	8,093,444
Tosca	12/30/03-07/30/04	11,000,000	19,422,632
Tosca Asia	3/1/07	20,000,000	20,636,773
Value Realization Fund, LP (The)	12/31/97-04/03/06	23,797,936	42,260,546
Total			$349,794,695

e	Illiquid security.
f	Interest Only security.
g	Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales.
h	Security or a portion thereof is pledged as collateral for reverse repurchase agreements.
i	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2007. These positions are therefore grouped into their own industry classification.
j	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Financial Futures Contracts
		Notional		Unrealized
Number		Cost/	Notional	Appreciation/
of Contracts	Type	(Proceeds)	Value	(Depreciation)

	Long Financial Futures Contracts
37	June 2007 10-Year US Treasury Note	3,972,711	4,000,625	$27,914
160	June 2007 10-Year US Treasury Note	17,323,750	17,300,000	(23,750)
82	June 2007 90-Day Eurodollar	19,500,892	19,420,675	(80,217)
71	June 2007 Australian Dollar	5,556,220	5,731,120	174,900
274	June 2007 British Pound	33,144,169	33,683,163	538,994
246	June 2007 CAC40	17,304,395	18,202,613	898,218
130	June 2007 Canadian Dollar	11,076,000	11,298,300	222,300
106	June 2007 DAX Index	23,281,430	24,673,048	1,391,617
527	June 2007 Euro FX GLBX	87,471,101	88,232,975	761,874
373	June 2007 FTSE 100 Index	44,570,527	46,425,091	1,854,564
784	June 2007 Japanese Yen	85,040,025	84,035,000	(1,005,025)
45	June 2007 MIB Index	11,686,676	12,332,716	646,040
494	June 2007 MSCI Pan Euro	15,522,637	16,196,007	673,370
582	June 2007 S&P 500 Index	206,522,700	208,239,600	1,716,900
219	June 2007 Swiss Franc	22,694,550	22,674,712	(19,838)
301	June 2007 Topix Index	43,062,948	43,841,013	778,065
143	June 2007 TSE 60 Index	18,223,146	18,765,570	542,424
1	June 2007 US Long Bond	111,589	111,250	(339)
24	December 2007 90-Day Eurodollar	5,700,042	5,707,500	7,458
				9,105,469
	Short Financial Futures Contracts
31	June 2007 5-Year US Treasury Note	(3,263,876)	(3,279,703)	(15,828)
12	June 2007 2-Year US Treasury Note	(2,451,842)	(2,458,688)	(6,845)
3	September 2007 90-Day Eurodollar	(713,040)	(711,938)	1,102
1	March 2008 90-Day Eurodollar	(239,422)	(238,187)	1,235
86	June 2008 90-Day Eurodollar	(20,453,096)	(20,499,175)	(46,079)
1	September 2008 90-Day Eurodollar	(239,184)	(238,413)	772
26	December 2008 90-Day Eurodollar	(6,174,955)	(6,197,750)	(22,796)
1	March 2009 90-Day Eurodollar	(238,947)	(238,300)	647
1	June 2009 90-Day Eurodollar	(238,822)	(238,175)	647
18	September 2009 90-Day Eurodollar	(4,287,192)	(4,284,900)	2,292
18	December 2009 90-Day Eurodollar	(4,285,341)	(4,282,200)	3,141
17	March 2010 90-Day Eurodollar	(4,046,157)	(4,042,600)	3,557
17	June 2010 90-Day Eurodollar	(4,045,307)	(4,040,900)	4,407
				(73,748)
				$9,031,721

Forward Currency Contracts
		In exchange	Unrealized
Description		for	Depreciation
Sell Contracts
£3,560,500	Great British Pounds Settling on 4/26/07	$6,970,889	($12,170)

Total Return Swaps Contracts
Notional Amount	Expiration Date	Counterparty	Pay	Receive	Unrealized Appreciation (Depreciation)
$20,189,057	3/31/2008	Merrill Lynch International	1 Month LIBOR minus 2.00%	iShares MSCI Emerging Markets Index	$37,546
$24,596,169	3/31/2008	Merrill Lynch International	1 Month LIBOR minus 1.00%	iShares Dow Jones US Real Estate Index	($58,004)
					($20,458)
See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2007
		Number of
		Shares	Value
Common Stocks — 75.5%
Australia — 4.2%
Alumina Ltd.		94,000	$ 552,502
Amcor Ltd.		198,216	1,207,911
Australia and New Zealand Banking Group Ltd.		36,568	878,332
Caltex Australia Ltd.		29,300	563,445
Coles Group Ltd.		52,938	694,551
Foster's Group Ltd.		381,152	2,113,549
National Australia Bank Ltd.		83,531	2,724,059
Santos Ltd.		94,965	777,129
Telstra Corp. Ltd.		757,471	2,849,223
Wesfarmers Ltd.		29,460	896,481
			13,257,182
Belgium — 0.6%
Fortis		44,680	2,037,863

Brazil — 0.2%
CPFL Energia SA		32,800	465,709

Canada — 1.6%
Abitibi-Consolidated Inc.		49,000	136,766
Ace Aviation Holdings, Inc., Class A	a	9,900	261,391
Aeroplane Income Fund Registered, Class D	b c d	6,136	103,709
Alcan, Inc.		7,500	391,237
BCE, Inc. - TSE Shares		7,137	201,988
Bell Aliant Regional Communication Income Fund	b c d	565	14,462
Bombardier, Inc., Class B	a	335,900	1,356,819
Fraser Papers, Inc.	a	10,800	51,302
Imperial Oil Ltd.		23,916	887,275
Jazz Air Income Fund	b c	2,167	15,387
Nortel Networks Corp.	a	6,962	166,982
Novelis, Inc.		1,500	66,506
Onex Corp.		5,300	147,287
Rogers Communications, Inc., Class B		41,600	1,362,687
			5,163,798
China — 0.5%
China Shipping Development Co. Ltd.		402,000	614,814
China Telecom Corp. Ltd.		1,586,000	776,725
Tsingtao Brewery Co. Ltd.		145,000	243,530
			1,635,069
Denmark — 0.7%
Coloplast A/S, Class B		5,200	438,464
Vestas Wind Systems A/S	a	16,866	936,900
William Demant Holding	a	11,000	969,208
			2,344,572
Finland — 1.4%
Metso Oyj		25,900	1,363,701
Sampo Oyj, Class A		42,800	1,296,099
Tietoenator Oyj		12,220	355,738
UPM-Kymmene Oyj		51,568	1,311,067
			4,326,605
France — 6.2%
Alcatel-Lucent		36,000	423,573
Atos Origin SA	a	4,400	294,171
AXA SA		23,900	1,015,317
BNP Paribas		8,698	907,186
Carrefour SA		34,345	2,507,688
Compagnie de Saint-Gobain		28,044	2,737,958
France Telecom SA		58,071	1,531,569
Groupe Danone		4,800	782,956
Renault SA		21,003	2,451,108
Sanofi-Aventis		9,076	787,522
SCOR		22,952	617,936
Societe Generale, Class A		13,471	2,324,193
Suez SA, Strip VVPR - PSE Shares	a d	6,948	93
Thales SA		14,800	857,511
Total SA		34,681	2,414,783
			19,653,564

Germany — 3.4%
BASF AG		9,100	1,021,483
Bayer AG		34,054	2,172,382
Bayerische Motoren Werke AG		10,200	598,821
DaimlerChrysler AG		13,200	1,076,086
Deutsche Post AG		13,600	409,635
Deutsche Telekom AG		41,338	681,386
E.ON AG		6,100	827,084
Fresenius Medical Care AG & Co.		3,400	493,620
Fresenius Medical Care AG & Co. - ADR		15,780	768,013
RWE AG		24,613	2,591,345
			10,639,855
Hong Kong — 2.4%
Asia Satellite Telecommunications Holdings Ltd.		13,000	29,449
First Pacific Co.		684,000	417,649
Henderson Land Development Co.		108,000	628,228
Hong Kong & Shanghai Hotels Ltd. (The)		269,914	426,073
Hong Kong Aircraft Engineering Co. Ltd.		38,200	581,425
Hong Kong Electric Holdings Ltd.		241,000	1,234,353
i-CABLE Communications Ltd.		491,000	105,074
New World Development Ltd.		735,907	1,667,306
Next Media Ltd.		378,000	130,053
Silver Grant International Ltd.		164,000	42,354
SmarTone Telecommunications Holdings Ltd.		202,478	233,889
Television Broadcasts Ltd.		89,000	557,402
Wharf Holdings Ltd.		286,571	1,059,170
Wheelock & Co. Ltd.		155,000	347,033
			7,459,458
Indonesia — 0.4%
Bank Pan Indonesia Tbk PT	a	6,334,902	381,715
Bank Permata Tbk PT	a d	5,572	548
Citra Marga Nusaphala Persada Tbk PT		343,000	74,161
Gudang Garam Tbk PT		114,000	132,404
Indofood Sukses Makmur Tbk PT		1,067,000	177,705
Matahari Putra Prima Tbk PT		1,907,100	143,193
Mulia Industrindo Tbk PT	a	415,000	6,693
Semen Gresik Persero Tbk PT		109,000	475,372
			1,391,791
Ireland — 0.4%
Blackrock International Land plc	a	72,300	46,986
Fyffes plc		78,300	118,782
Independent News & Media plc		196,740	889,301
Total Produce Plc	a	78,300	86,540
			1,141,609
Israel — 0.1%
Bank Hapoalim B.M.		75,452	360,431

Italy — 3.3%
Banca Popolare Italiana	a	34,423	536,596
Fiat SpA	a	57,300	1,445,607
Intesa Sanpaolo SpA		389,191	2,947,970
Luxottica Group SpA - SPADR		28,400	904,540
Natuzzi SpA - SPADR	a	6,600	53,922
Saipem SpA		45,600	1,320,445
Seat Pagine Gaille		722,000	442,470
UniCredito Italiano SpA - MSE Shares		296,390	2,808,057
			10,459,607
Japan — 13.5%
Ajinomoto Co., Inc.		29,000	331,459
Alfresa Holdings Corp.		4,400	277,989
Astellas Pharma, Inc.		26,500	1,135,280
Bank of Fukuoka Ltd. (The)		47,000	378,548
Bank of Yokohama Ltd. (The)		43,000	319,637
Bridgestone Corp.		14,000	279,634
Canon, Inc.		48,750	2,610,040
Chiba Bank Ltd. (The)		31,000	270,800
Dai Nippon Printing Co. Ltd.		24,000	375,634
Dai-Dan Co. Ltd.		27,000	169,970
Daifuku Co. Ltd.		7,000	100,258
East Japan Railway Co.		122	944,007
Ebara Corp.		56,000	262,562
FamilyMart Co. Ltd.		18,000	497,405
FUJIFILM Holdings Corp.		17,000	693,468
Fujitsu Frontech Ltd.		8,500	70,824
Hitachi Ltd.		59,000	454,247
Inabata & Co. Ltd.		10,000	79,811
Isetan Co. Ltd.		9,000	155,614
JS Group Corp.		21,000	454,971
Kao Corp.		75,000	2,184,753
Kawasaki Heavy Industries Ltd.		109,000	456,601
KDDI Corp.		261	2,070,360
Kinden Corp.		18,000	161,052
Kirin Brewery Co. Ltd.		53,000	766,120

Marui Co. Ltd.		17,200	209,309
Matsushita Electric Industrial		5,000	100,356
Matsushita Electric Works Ltd.		47,772	542,669
Millea Holdings, Inc.		45,100	1,655,023
Mitsubishi Corp.		17,000	393,269
Mitsubishi UFJ Financial Group, Inc.		32	359,911
Mizuho Financial Group, Inc.		75	478,962
Namco Bandai Holdings, Inc.		30,000	465,098
NEC Corp.		57,000	302,912
Nintendo Co. Ltd.		1,400	405,257
Nippon Meat Packers, Inc.		27,000	328,441
Nippon Mining Holdings, Inc.		7,000	59,757
Nippon Oil Corp.		43,000	346,071
Nippon Suisan Kaisha Ltd.		58,000	379,837
Nisshinbo Industries, Inc.		12,000	149,055
Noritake Co. Ltd.		14,000	69,355
NTT Corp.		191	1,006,623
NTT DoCoMo, Inc.		350	642,539
Ohbayashi Corp.		15,000	95,921
Onward Kashiyama Co. Ltd.		20,000	277,267
Promise Co. Ltd.		4,750	177,783
Ricoh Co. Ltd.		18,000	401,556
Ryosan Co. Ltd.		8,000	204,793
Sankyo Co. Ltd.		5,600	244,502
Sankyo Seiko Co. Ltd.		9,000	51,862
Secom Co. Ltd.		12,500	576,629
Sekisui House Ltd.		34,000	527,388
Seven & I Holdings Co. Ltd.		17,160	518,783
Shimizu Corp.		32,000	194,324
Shiseido Co. Ltd.		13,000	262,724
Sompo Japan Insurance, Inc.		31,000	385,146
Sony Corp.		12,900	650,387
Sumitomo Electric Industries Ltd.		30,000	452,317
Sumitomo Forestry Co. Ltd.		38,000	399,955
Sumitomo Metal Mining Co. Ltd.		25,000	475,953
Sumitomo Mitsui Financial Group, Inc.		92	833,018
Sumitomo Trust & Banking Co. Ltd.		50,000	519,627
Sumitomo Wiring Systems Ltd.		10,000	226,838
Taiyo Nippon Sanso Corp.		60,000	537,413
Takeda Pharmaceutical Co. Ltd.		43,700	2,848,022
Tanabe Seiyaku Co. Ltd.		30,000	406,722
TDK Corp.		6,000	520,670
Tokyo Electric Power Co., Inc. (The)		18,200	618,591
Tokyo Gas Co. Ltd.		154,000	851,040
Tokyo Ohka Kogyo Co. Ltd.		8,900	222,162
Toppan Forms Co. Ltd.		18,700	236,912
Toyo Seikan Kaisha Ltd.		11,000	220,141
Toyota Motor Corp.		42,100	2,690,915
West Japan Railway Co.		356	1,632,025
Yamaha Motor Co. Ltd.		6,000	166,303
Yamatake Corp.		9,500	219,319
Yamato Holdings Co. Ltd.		30,000	482,690
			42,525,186
Malaysia — 1.3%
British American Tobacco Malaysia Berhad		19,000	252,768
Bumiputra-Commerce Holdings Berhad		270,599	778,603
Carlsberg Brewery Malaysia Berhad		78,000	121,813
Kumpulan Guthrie Berhad		101,000	150,382
Malaysian Airlines System Berhad	a	54,000	89,786
Maxis Communications Berhad		175,700	604,653
MISC Berhad		245,200	652,336
Multi-Purpose Holdings Berhad	a	204,000	136,848
Resorts World Berhad		169,000	840,604
Sime Darby Berhad		131,200	307,017
			3,934,810
Mexico — 0.3%
America Movil SA de CV, Series L - ADR		2,400	114,696
Grupo Televisa SA - SPADR		21,900	652,620
Telefonos de Mexico SA de CV, Series L - SPADR		1,600	53,440
			820,756
Netherlands — 4.2%
Arcelor Mittal		28,695	1,515,675
Heineken NV		18,450	962,755
ING Groep NV		53,566	2,257,849
Koninklijke (Royal) KNP NV		49,450	768,909
Koninklijke (Royal) Philips Electronics NV		23,782	907,112
Koninklijke Boskalis Westminister NV		6,180	613,916
Reed Elsevier NV		87,502	1,543,907
Royal Dutch Shell plc, Class A		90,941	3,014,297
Royal Dutch Shell plc, Class B		27,891	925,459
Wolters Kluwer NV		19,919	596,025
			13,105,904

New Zealand — 0.4%
PGG Wrightson Ltd.		164,038	173,058
Telecom Corp. of New Zealand Ltd.		342,482	1,162,575
			1,335,633
Norway — 0.3%
DNB NOR ASA		37,100	520,026
Statoil ASA		20,200	545,158
			1,065,184
Panama — 0.2%
Banco Latinoamericano de Exportaciones SA		33,100	550,784

Philippines (The) — 1.1%
ABS-CBN Broadcasting Corp.	a	518,800	280,118
Ayala Corp.		142,640	1,658,294
Banco de Oro Universal Bank		93,400	116,266
Globe Telecom, Inc.		41,250	1,050,660
Jollibee Foods Corp.		252,000	284,038
			3,389,376
Russia — 0.1%
LUKOIL - SPADR		4,300	371,520

Singapore — 2.2%
BIL International Ltd.		433,000	456,234
Great Eastern Holdings Ltd.		54,000	700,534
Jardine Matheson Holdings Ltd.		115,020	2,426,922
Jardine Strategic Holdings Ltd. - SSE Shares		123,312	1,578,394
Mandarin Oriental International Ltd.		88,881	167,096
Oversea-Chinese Banking Corp.		151,000	894,865
Stats Chippac Ltd.	a	365,000	438,307
United Industrial Corp. Ltd.		97,000	184,088
Yellow Pages Singapore Ltd.		46,000	39,076
			6,885,516
South Africa — 1.5%
Anglo Platinum Ltd.		2,500	393,399
City Lodge Hotels Ltd.		7,408	80,091
FirstRand Ltd.		146,916	490,924
Gold Fields Ltd.		7,886	146,225
Hosken Consolidated Investments Ltd.	a	20,000	165,926
JD Group Ltd.		9,926	119,316
Nedbank Group Ltd.		30,044	584,398
New Clicks Holdings Ltd.		33,000	57,388
RMB Holdings Ltd.		165,000	796,786
Standard Bank Group Ltd.		56,660	824,688
Sun International Ltd.		49,038	913,875
			4,573,016
South Korea — 0.4%
Daelim Industrial Co., Ltd.		5,443	520,965
Hyundai Motor Co.		950	66,695
Kookmin Bank		1,200	108,108
Korea Electric Power Corp.		950	37,810
Korea Gas Corp.		11,070	439,854
POSCO		200	83,401
Samsung Electronics Co. Ltd.		170	101,633
			1,358,466
Spain — 4.1%
Acciona SA		6,800	1,471,231
Acerinox SA		46,300	1,177,034
Banco Popular Espanol SA		52,500	1,080,562
Banco Santander Central Hispano SA		153,205	2,721,560
Iberdrola SA		39,342	1,856,373
Prosegur, Compania de Seguridad SA		6,700	253,453
Sogecable SA	a	5,441	225,369
Telefonica SA		170,599	3,754,822
Viscofan SA		9,950	224,154
			12,764,558
Sweden — 1.1%
Assa Abloy AB		30,700	703,831
Ericsson, Class B		227,820	841,479
Hoganas AB, Class B		8,900	224,739
Svenska Cellulosa AB (SCA)		13,300	710,241
Svenska Handelsbanken, Class A		30,600	906,726
			3,387,016

Switzerland — 1.8%
Adecco SA		10,300	653,424
Compagnie Financiere Richemonte AG (UNIT)		19,700	1,097,980
Geberit AG		400	613,535
Logitech International SA	a	26,300	728,334
Novartis AG		18,680	1,050,309
Phonak Holding AG		2,100	159,716
PubliGroupe SA		510	188,079
Roche Holding AG		5,900	1,040,381
			5,531,758
Taiwan — 0.4%
Asustek Computer, Inc. - GDR		249,531	572,170
Chunghwa Telecom Co. Ltd. - ADR		28,254	562,820
Taiwan Semiconductor Manufacturing Co. Ltd.		117,000	239,552
			1,374,542
Thailand — 0.9%
Advanced Info Service PCL		435,100	832,236
GMM Grammy PCL		132,000	25,827
Kasikornbank PCL		163,000	311,663
Matichon PCL		330,000	81,063
MBK PCL		89,000	138,546
Post Publishing PCL		240,000	49,700
Siam Cement PCL		64,000	438,254
Siam Cement PCL - NVDR	a	94,800	638,488
Thai Union Frozen Products PCL - NVDR	a	388,339	248,706
Thanachart Capital PCL		178,000	71,688
			2,836,171
Turkey — 0.1%
Akbank TAS		67,429	451,225

United Kingdom — 16.1%
Alliance Boots plc		103,069	2,077,294
Amvescap plc		65,400	719,938
Anglo American plc - ADR		27,462	725,546
Arriva plc		68,482	1,002,134
Aviva plc		55,611	817,761
BAE Systems plc		170,000	1,535,624
Barclays plc		78,200	1,108,074
BG Group plc		147,669	2,116,655
BP plc		336,599	3,625,531
BT Group plc		60,000	358,148
Bunzl plc		23,767	335,686
Cable & Wireless plc		319,300	1,044,859
Capita Group plc		90,450	1,212,650
Carnival plc		13,856	665,208
Compass Group plc		224,807	1,500,979
Devro plc		63,600	169,683
Diageo plc		52,404	1,059,170
Enodis plc		146,400	591,785
Enterprise Inns Plc		57,500	755,006
GKN plc		139,199	1,039,052
GlaxoSmithKline plc		132,064	3,629,508
Hanson plc		67,850	1,086,595
Hays plc		137,800	424,332
HBOS plc		122,519	2,520,686
Homeserve plc		2,100	73,301
ICAP plc		91,700	955,672
Informa plc		75,800	905,682
Intertek Group plc		41,800	744,132
Invensys plc	a	108,976	622,447
ITV plc		196,000	419,827
Ladbrokes plc		30,470	240,905
Lloyds TSB Group plc		177,204	1,949,404
MyTravel Group plc, Class A	a	138,833	853,251
Provident Financial plc		41,102	650,189
Reckitt Benckiser plc		22,660	1,177,000
Reed Elsevier plc		75,700	903,263
Rexam plc		58,000	626,772
Rio Tinto plc		28,500	1,618,920
Royal Bank of Scotland Group plc		56,578	2,205,921
Sage Group plc		168,300	853,697
Smiths Group plc		25,950	521,769
Stagecoach Group plc		209,015	739,775
Tesco plc		118,100	1,030,075
TI Automotive Ltd., Class A	a b d	37,500	1
Unilever plc		84,211	2,532,349
Vodafone Group plc		188,387	501,487
WPP Group plc		38,400	580,854
			50,828,597
United States — 0.1%
NII Holdings, Inc., Class B	a	5,800	430,244

Total Common Stocks
(Cost $142,786,484)			237,857,375

				Number of
				Shares	Value
Commingled Investment Vehicles — 15.3%

Exchange Traded Funds — 4.0%
iShares MSCI EAFE Index Fund				38,700	2,954,745
iShares MSCI Emerging Markets Index Fund				64,800	7,535,592
iShares MSCI Republic of South Korea Index Fund				40,000	2,022,400
Total Exchange Traded Funds
(Cost $7,843,146)					12,512,737

Private Investment Funds —11.3% (e)
Convexity Capital Offshore, LP	a b c d				13,124,417
Lansdowne UK Equity Fund Ltd., LP	a b c d			54,038	14,135,131
Tosca	a b c d			65,654	8,294,996
Total Private Investment Funds
(Cost $23,700,000)					35,554,544
Total Commingled Investment Vehicles
(Cost $31,543,146)					48,067,281

				Number of
				Shares	Value
Preferred Stocks — 0.3%
Cia Vale Do Rio Doce (Brazil)				20,520	645,889
Hyundai Motor Co., Ltd. (South Korea)				7,780	304,987
Total Preferred Stocks
(Cost $580,592)					950,876

				Number of
				Shares	Value
Warrants — 0.0%
Bank Pan Indonesia Tbk-Warrants,
Expiring 7/10/2009 (Indonesia)	a			1,266,980	26,381
Matahari Putra Prima Tbk-Warrants,
Expiring 7/12/2010 (Indonesia)	a			370,825	5,161
Multi-Purpose Holdings Berhad Warrants,
Expiring 2/26/2009 (Malaysia)	a			20,400	9,381
Total Warrants
(Cost $16,955)					40,923

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments — 8.6%

Repurchase Agreements — 3.3%
Investors Bank & Trust Co. Repurchase Agreement issued 3/30/07 (proceeds at maturity $10,434,876) (Collateralized by a $4,197,540 SBA, 8.375%, due 6/25/28, and a $5,991,828 SBA, 8.25%, due 2/25/29 with market values, including accrued interest, of $4,517,919 and $6,435,461, respectively)		3.550%	04/02/07	10,431,790	10,431,790
(Cost $10,431,790)

US Treasury Securities — 5.3%
US Treasury Bill	f		05/24/07	1,000,000	992,915
US Treasury Bill	f		07/05/07	1,500,000	1,480,860
US Treasury Bill	f g		08/09/07	4,000,000	3,930,168
US Treasury Bill	f		08/16/07	1,000,000	981,564
US Treasury Bill	f		08/30/07	9,000,000	8,817,003
US Treasury Bill	f		09/06/07	500,000	489,359
Total US Treasury Securitieies
(Cost $16,686,834)					16,691,869
Total Short-Term Investments
(Cost $27,118,624)					27,123,659

Total Investments — 99.7%
(Cost $202,045,801)					314,040,114
Other Assets in Excess of Liabilities — 0.3%					1,021,031
Net Assets — 100.0%					$ 315,061,145

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSE	Milan Stock Exchange
NVDR	Non-Voting Depositary Receipt
PSE	Paris Stock Exchange
SBA	Small Business Administration
SCA	Sociedad en Comandita por Acciónes
SPADR	A Sponsored ADR is an American Depository Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
SSE	Singapore Stock Exchange
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
a	Non-income producing security.
b	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $35,688,102, which represents 11.3% of the fund's net assets.
c	Restricted Securities. The following restricted securities were held by the fund as of March 31,2007 and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed as restricted.
Investment	Date of Acquisition	Cost	Value
Aeroplane Income Fund Registered, Class D	1/25/2007	$95,952	$103,709
Bell Aliant Regional Communication Income Fund	7/11/2006	16,840	14,462
Convexity Capital Offshore LP	2/16/2006	11,000,000	13,124,417
Jazz Air Income Fund	3/28/2007	15,516	15,387
Lansdowne UK Equity Fund Ltd.	5/13/2003	8,000,000	14,135,131
Tosca	7/1/2004	4,700,000	8,294,996
Total			$35,688,102

d	Illiquid security.
e	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2007. These positions are therefore grouped into their own industry classification.
f	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
g	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts
		Notional		Unrealized
Number		Cost/	Notional	Appreciation/
of Contracts	Type	(Proceeds)	Value	(Depreciation)

	Long Financial Futures Contracts
28	June 2007 Australian Dollar	2,122,280	2,191,220	$68,940
24	June 2007 British Pound	2,856,150	2,903,250	47,100
102	June 2007 CAC40	6,802,561	7,174,993	372,432
130	June 2007 Canadian Dollar	10,853,700	11,076,000	222,300
33	June 2007 DAX Index	6,814,752	7,247,992	433,239
89	June 2007 Euro FX GLBX	14,643,285	14,772,055	128,771
40	June 2007 FTSE 100 Index	4,580,800	4,779,681	198,881
131	June 2007 Japanese Yen	14,410,788	14,226,175	(184,613)
10	June 2007 MIB Index	2,453,474	2,597,039	143,565
126	June 2007 MSCI Pan Euro	3,787,465	3,959,215	171,750
85	June 2007 Swiss Franc	8,816,412	8,808,550	(7,863)
88	June 2007 Topix Index	12,372,928	12,595,117	222,189
102	June 2007 TSE 60 Index	12,611,424	12,998,328	386,904
				$2,203,595
		In exchange	Unrealized
Description		for	Depreciation
Sell Contracts
£2,615,500	Great British Pounds Settling on 4/26/07	$5,120,731	($8,940)
See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2007
		Number of
		Shares	Value
Common Stocks — 64.1%
Aerospace and Defense — 1.7%
AAR Corp.	a	61,500	$ 1,694,940
Boeing Co.		2,800	248,948
Honeywell International, Inc.		4,700	216,482
Lockheed Martin Corp.		6,600	640,332
Northrop Grumman Corp.		7,900	586,338
Raytheon Co.		7,700	403,942
United Technologies Corp.		3,200	208,000
			3,998,982
Air Freight & Logistics — 0.7%
EGL, Inc.	a	41,800	1,656,534

Beverages — 1.3%
Coca-Cola Co. (The)		9,000	432,000
Molson Coors Brewing Co., Class B		20,300	1,920,786
PepsiCo, Inc.		10,900	692,804
			3,045,590
Biotechnology — 0.2%
Amgen, Inc.	a	4,200	234,696
Gilead Sciences, Inc.	a	3,400	260,100
			494,796
Capital Markets — 1.4%
Goldman Sachs Group, Inc.		4,300	888,509
Lehman Brothers Holdings, Inc.		8,500	595,595
Merrill Lynch & Co., Inc.		9,800	800,366
Morgan Stanley		11,100	874,236
The Bear Stearns Companies, Inc.		1,400	210,490
			3,369,196
Chemicals — 2.3%
Dow Chemical Co. (The)		8,800	403,568
Mosaic Co. (The)	a	39,868	1,062,881
Nalco Holding Co.		127,481	3,046,796
Tronox, Inc.- Class A		56,500	813,600
			5,326,845
Commercial Banks — 3.1%
Comerica, Inc.		7,200	425,664
KeyCorp		8,500	318,495
National City Corp.		9,400	350,150
North Valley Bancorp		69,300	1,741,509
Prosperity Bancshares, Inc.		46,187	1,604,536
South Financial Group, Inc. (The)		64,000	1,582,080
SunTrust Banks, Inc.		2,400	199,296
Wachovia Corp.		6,800	374,340
Wells Fargo & Co.		15,400	530,222
			7,126,292
Commercial Services & Supplies — 0.7%
Mine Safety Appliances Co.		40,000	1,682,400
Preview Systems	a b	66,800	334
			1,682,734
Communications Equipment —1.7%
Andrew Corp.	a	265,600	2,812,704
Cisco Systems, Inc.	a	38,400	980,352
Research In Motion Ltd. (Canada)	a	1,900	259,331
			4,052,387
Computers & Peripherals — 0.8%
EMC Corp.	a	15,200	210,520
Hewlett-Packard Co.		24,200	971,388
International Business Machines (IBM)		7,200	678,672
			1,860,580
Diversified Consumer Services — 2.8%
DeVry, Inc.		96,000	2,817,600
ITT Educational Services, Inc.	a	47,100	3,838,179
			6,655,779
Diversified Financial Services — 1.1%
Citigroup, Inc.		30,000	1,540,200
JPMorgan Chase & Co., Inc.		22,000	1,064,360
			2,604,560

Diversified Telecommunication Services — 1.1%
AT&T, Inc.		22,392	882,917
General Communications, Inc., Class A	a	94,100	1,317,400
Verizon Communications, Inc.		7,000	265,440
			2,465,757
Electric Utilities — 1.9%
American Electric Power Co., Inc.		5,000	243,750
Edison International		9,500	466,735
Portland General Electric Co.		65,000	1,898,000
PPL Corp.		6,800	278,120
Sierra Pacific Resources	a	85,218	1,481,089
			4,367,694
Electronic Equipment & Instruments — 2.7%
Checkpoint Systems, Inc.	a	178,200	4,216,212
Rogers Corp.	a	49,000	2,173,150
			6,389,362
Food & Staples Retailing — 0.5%
Kroger Co. (The)		20,900	590,425
Safeway, Inc.		14,700	538,608
			1,129,033
Food Products — 0.6%
ConAgra Foods, Inc.		18,300	455,853
General Mills, Inc.		7,200	419,184
Ralcorp Holdings, Inc.	a	7,200	462,960
			1,337,997
Health Care Equipment & Supplies — 2.5%
STERIS Corp.		113,100	3,003,936
The Cooper Companies, Inc.		58,500	2,844,270
			5,848,206
Health Care Providers & Services — 5.9%
Aetna, Inc.		9,400	411,626
AmerisourceBergen Corp.		9,500	501,125
Cardinal Health, Inc.		8,700	634,665
Chemed Corp.		23,400	1,145,664
CIGNA Corp.		3,600	513,576
LifePoint Hospitals, Inc.	a	74,447	2,845,364
Lincare Holdings, Inc.	a	20,000	733,000
McKesson Corp.		9,500	556,130
Medco Health Solutions, Inc.	a	5,800	420,674
Odyssey HealthCare, Inc.	a	105,100	1,379,963
Owens & Minor, Inc.		50,800	1,865,884
PharmChem, Inc.	a b	269,200	2,019
Universal Health Services, Inc., Class B		37,000	2,118,620
Wellpoint, Inc.	a	8,400	681,240
			13,809,550
Hotels, Restaurants & Leisure — 1.4%
Applebee's International, Inc.		50,000	1,239,000
Ruby Tuesday, Inc.		65,000	1,859,000
Yum! Brands, Inc.		4,100	236,816
			3,334,816
Household Durables — 0.1%
Garmin Ltd. (Germany)		3,700	200,355

Household Products — 0.2%
Kimberly-Clark Corp.		4,500	308,205
Procter & Gamble Co.		3,200	202,112
			510,317
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.		4,400	382,580
TXU Corp.		2,900	185,890
			568,470
Insurance — 4.2%
Allstate Corp. (The)		10,200	612,612
Arthur J. Gallagher & Co.		50,000	1,416,500
Brown & Brown, Inc.		60,000	1,621,200
Chubb Corp.		4,400	227,348
Hilb, Rogal & Hobbs Co.		42,200	2,069,910
Loews Corp.		700	31,801
Montpelier Re Holdings Ltd. (Bermuda)		89,500	1,551,930
Platinum Underwriters Holdings Ltd. (Bermuda)		49,100	1,575,128
Principal Financial Group		6,700	401,129
St. Paul Travelers Companies, Inc. (The)		6,400	331,328
			9,838,886
Internet & Catalog Retail — 0.0%
Geerlings & Wade, Inc.	a	66,300	82,875

IT Services — 1.5%
Automatic Data Processing, Inc.		4,000	193,600
Computer Sciences Corp.	a	2,600	135,538
Fiserv, Inc.	a	9,800	519,988
MoneyGram International, Inc.		55,000	1,526,800
Wright Express Corp.	a	33,800	1,025,154
			3,401,080
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	a	38,400	1,795,200

Machinery — 1.1%
Caterpillar, Inc.		7,900	529,537
Crane Co.		12,700	513,334
Ingersoll-Rand Co. Ltd. (Bermuda)		11,400	494,418
Paccar, Inc.		8,000	587,200
Parker-Hannifin Corp.		5,200	448,812
			2,573,301
Media — 2.9%
Comcast Corp.	a	7,800	202,410
Cox Radio, Inc., Class A	a	176,036	2,402,892
DIRECTV Group, Inc. (The)	a	24,500	565,215
EchoStar Communications Corp., Class A	a	11,100	482,073
Live Nation, Inc.	a	58,500	1,290,510
McGraw-Hill Companies, Inc. (The)		9,900	622,512
News Corp., Class A		10,400	240,448
Time Warner, Inc.		43,400	855,848
			6,661,908
Metals and Mining — 0.5%
Alcoa, Inc.		17,100	579,690
Nucor Corp.		10,000	651,300
Pacific Rim Mining Corp. - ASE Shares (Canada)	a c d	35,000	37,800
			1,268,790
Multiline Retail — 3.1%
Big Lots, Inc.	a	110,125	3,444,710
JC Penney Co., Inc.		6,900	566,904
Kohl's Corp.	a	8,400	643,524
Nordstrom, Inc.		9,900	524,106
Saks, Inc.		100,000	2,084,000
			7,263,244
Multi-Utilities — 0.8%
PG&E Corp.		5,100	246,177
PNM Resources, Inc.		47,300	1,527,790
			1,773,967
Office Electronics — 0.3%
Zebra Technologies Corp., Class A	a	20,000	772,200

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.		15,700	1,161,172
ConocoPhillips		6,692	457,398
Encana Corp. - NYSE Shares (Canada)		9,600	486,048
Exxon Mobil Corp.		30,300	2,286,135
Marathon Oil Corp.		7,200	711,576
Petro - NYSE Shares (Canada)		5,500	215,655
Stone Energy Corp.	a	24,000	712,560
XTO Energy, Inc.		4,200	230,202
			6,260,746
Paper & Forest Products — 0.1%
International Paper Co.		6,000	218,400

Personal Products — 0.2%
Estee Lauder Companies, Inc. (The), Class A		7,300	356,605

Pharmaceuticals — 1.0%
Forest Laboratories, Inc.	a	10,200	524,688
Johnson & Johnson		13,000	783,380
Pfizer, Inc.		41,900	1,058,394
			2,366,462
Real Estate — 0.2%
Brookfield Asset Managment, Inc., Class A (Canada)		8,800	459,888

Road & Rail — 1.1%
Avis Budget Group, Inc.	a	56,300	1,538,116
CSX Corp.		9,100	364,455
Norfolk Southern Corp.		7,700	389,620
Union Pacific Corp.		2,200	223,410
			2,515,601

Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.				28,100	514,792
Cabot Microelectronics Corp.	a			47,000	1,574,970
Texas Instruments, Inc.				16,200	487,620
					2,577,382
Software — 1.1%
Intuit, Inc.	a			12,000	328,320
Microsoft Corp.				55,600	1,549,572
NexPrise, Inc.	a b			28,553	14,848
Oracle Corp.	a			38,600	699,818
					2,592,558
Specialty Retail — 1.5%
Rent-A-Center, Inc.	a			25,881	724,150
Sally Beauty Co., Inc.	a			70,500	647,895
TJX Companies, Inc.				11,200	301,952
Zale Corp.	a			72,500	1,912,550
					3,586,547
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	a			13,000	650,650
Nike, Inc., Class B				3,100	329,406
					980,056
Thrifts & Mortgage Finance — 3.2%
BankUnited Financial Corp., Class A				62,000	1,315,020
Countrywide Financial Corp.				13,900	467,596
Downey Financial Corp.				31,395	2,026,233
People's Bank Co.				72,000	3,196,800
Washington Mutual, Inc.				13,700	553,206
					7,558,855
Tobacco — 0.1%
Reynolds American, Inc.				3,400	212,194

Trading Companies & Distributors — 0.6%
United Rentals, Inc.	a			50,200	1,380,500

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B (Canada)				15,800	517,608
U.S. Cellular Corp.	a			13,600	998,920
					1,516,528
Total Common Stocks
(Cost $110,975,192)					149,849,605

				Number of
				Shares	Value
Commingled Investment Vehicles — 22.1%
Private Investment Funds —22.1% (e)
Adage Capital Partners, LP	a b c d				30,734,503
Freeman Fair Value Fund I, LP	a c d				20,825,502
Gotham Partners, LP	a b c d				138,066
					51,698,071
Total Commingled Investment Vehicles
(Cost $38,507,879)					51,698,071

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments — 13.9%

Repurchase Agreements — 5.7%
Investors Bank & Trust Co. Repurchase Agreement issued 03/30/07 (proceeds at maturity $13,229,753) (Collateralized by a $5,459,632 FHR, 5.87%, due 09/15/32 with a market value, including accrued interest, of $5,561,793 and by a $7,760,975 SBA, 8.88%, due 05/25/16 with a market value, including accrued interest, of $8,325,339.)
(Cost $13,225,840)		3.550%	04/02/07	13,225,840	13,225,840

US Treasury Securities — 8.2%
US Treasury Bill	f		05/17/07	1,000,000	993,868
US Treasury Bill	f		05/24/07	1,000,000	992,915
US Treasury Bill	f		07/05/07	6,000,000	5,923,440
US Treasury Bill	f g		08/02/07	6,000,000	5,900,832
US Treasury Bill	f		08/30/07	3,500,000	3,428,834
US Treasury Bill	f g		09/06/07	2,000,000	1,957,436
Total US Treasury Securitieies
(Cost $19,192,716)					19,197,325

Total Short-Term Investments
(Cost $32,418,556)	32,423,165

Total Investments — 100.1%
(Cost $181,901,627)	233,970,841
Liabilities in Excess of Other Assets — (0.1%)	(257,150)
Net Assets — 100.0%	$ 233,713,691

ASE	American Stock Exchange
FHR	Freddie Mac REMIC
NYSE	New York Stock Exchange
SBA	Small Business Administration
a	Non-income producing security.
b	Illiquid security.
c	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $51,735,870, which represents 22.1% of the fund's net assets.
d	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2007, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Pacific Rim Mining Corp.- ASE Shares (Canada) which the TIPS's board of directors deemed to be liquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.
Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02-06/30/03	$19,847,065	$30,734,503
Freeman Fair Value Fund I, LP	10/01/04-12/31/04	18,000,000	20,825,502
Gotham Partners, LP	12/31/96-06/26/97	660,814	138,066
Pacific Rim Mining Corp. - ASE Shares (Canada)	06/01/04	100,800	37,800
Total			$51,735,870

e	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2007. These positions are therefore grouped into their own industry classification.
f	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
g	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts
		Notional		Unrealized
Number		Cost/	Notional	Appreciation/
of Contracts	Type	(Proceeds)	Value	(Depreciation)

	Long Financial Futures Contracts
308	June 2007 S&P 500	109,282,900	110,202,400	$919,500

	Short Financial Futures Contracts
51	June 2007 Midcap 400 Index	(21,221,100)	(21,822,900)	(601,800)
70	June 2007 Russell 2000 Index	(27,447,850)	(28,280,000)	(832,150)
				(1,433,950)
				$(514,450)
See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2007
		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments — 99.1%

Time Deposit — 0.1%
Investors Bank & Trust Co.		5.000%	04/02/07	158,000	$ 158,000
(Cost $158,000)

US Treasury Securities — 99.0%
US Treasury Bill	a		05/24/07	4,800,000	4,765,992
US Treasury Bill	a		06/21/07	2,000,000	1,978,200
US Treasury Bill	a		08/02/07	3,000,000	2,950,416
US Treasury Bill	a		08/16/07	5,000,000	4,907,820
US Treasury Bill	a		08/30/07	13,000,000	12,735,672
US Treasury Bill	a		09/06/07	15,000,000	14,680,770
US Treasury Bill	a		09/13/07	38,500,000	37,645,492
US Treasury Bill	a		09/27/07	31,000,000	30,255,070
Total US Treasury Securitieies
(Cost $109,891,818)					109,919,432
Total Short-Term Investments
(Cost $110,049,818)					110,077,432

Total Investments — 99.1%
(Cost $110,049,818)					110,077,432
Other Assets in Excess of Liabilities — 0.9%					978,206
Net Assets — 100.0%					$ 111,055,638
a	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
See accompanying Notes to Financial Statements.

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2007
		Interest	Maturity	Principal
		Rate	Date	Amount	Value
US Treasury Security — 98.9%
US Treasury Note
(Cost $20,728,152)	a	4.625%	02/15/17	20,613,000	$ 20,571,135

Short-Term Investments — 100.1%

Repurchase Agreements — 100.1%
Investors Bank & Trust Co. Repurchase Agreement issued 3/30/07 (proceeds at maturity $209,654) (Collateralized by a $219,980 FNMA, 4.845%, due 10/01/35, with a market value, including accrued interest, of $220,071)		3.550%	04/02/07	209,592	209,592
Morgan Stanley Repurchase Agreement issued 3/30/07 (proceeds at maturity $20,608,789) (Collateralized by a $20,665,000 US Treasury Inflation-Linked Note, 2.375%, due 1/15/27, with a market value, including accrued interest, of $21,012,007)		5.120%	04/02/07	20,600,000	20,600,000
Total Repurchase Agreements
(Cost $20,809,592)					20,809,592
Total Short-Term Investments
(Cost $20,809,592)					20,809,592

Total Investments — 199.0%
(Cost $41,537,744)					41,380,727
Liabilities in Excess of Other Assets — (99.0%)					(20,589,799)
Net Assets — 100.0%					$ 20,790,928

FNMA	Fannie Mae
a	Security or a portion thereof is pledged as collateral for reverse repurchase agreements.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)	March 31, 2007

1. Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund (“Multi-Asset Fund”), TIFF International Equity Fund (“International Equity Fund”), TIFF US Equity Fund (“US Equity Fund”), TIFF Short-Term Fund (“Short-Term Fund”), and TIFF Government Bond Fund (“Government Bond Fund”), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives
Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

Government Bond	Attain as high a rate of current income as is consistent with maintaining liquidity and provide a hedge against deflation-induced declines in common stock prices and dividend streams.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined may be reflected in the funds’ calculation of the net asset value if the funds’ valuation committee believes that the particular event would materially affect net asset value. The funds also employ a fair value model to adjust prices to reflect such events.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investments fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at “fair value.” In accordance with these procedures, fair value of private investment interests ordinarily is based on the estimated value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment fund were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment fund are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

3. Financial Instruments

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may enter into financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payment in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

The fund records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by changes in the relationship between the stated rate of interest and the return on the index. The valuation of the swap often is provided by the counterparty.

4. Investment Transactions

For federal income tax purposes, the cost of securities owned at March 31, 2007, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned and securities sold short at March 31, 2007, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$238,320,330	$(6,537,823)	$231,782,507	$1,684,542,703
International Equity	100,201,615	(1,881,483)	98,320,132	215,719,982
US Equity	49,655,149	(4,491,863)	45,163,286	188,807,555
Government Bond	—	(158,057)	(158,057)	41,538,784
Short-Term	27,614	—	27,614	110,049,818

5. Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2007 were as follows:

	Face
Description	Value

Multi-Asset Fund

JP Morgan Chase & Co., 4.49%, dated 03/20/07, to be repurchased on 05/15/07, at $10,101,339	$10,087,500

JP Morgan Chase & Co., 4.9%, dated 03/20/07, to be repurchased on 04/02/07, at $18,828,587(3)	18,800,074

Total reverse repurchase agreements	28,887,574

Average balance outstanding(1)	$28,647,327
Average interest rate	4.30	% (2)
Maximum face value outstanding	$28,954,684

Government Bond Fund

JP Morgan Chase & Co., 4.490%, dated 03/20/07, to be repurchased on 05/15/07, at $5,050,670	$5,043,750

JP Morgan Chase & Co., 4.9%, dated 03/20/07, to be repurchased on 04/02/07, at $15,773,501(3)	15,749,614
	20,793,364

Average balance outstanding(1)	$24,810,914
Average interest rate	4.29	%(2)
Maximum face value outstanding	$30,014,132
(1)	Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.
(2)	Annualized.
(3)	Reverse repurchase agreement has an open maturity date and the interest rate resets every one to three days. The Fund may terminate the agreement at any time without penalty. Interest rate and maturity date disclosed are as of March 31, 2007.

Each fund may engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements.In connection with reverse repurchase agreements, the fund establishes a segregated account with its custodian in which the fund maintains cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the fund’s money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

Item 2. Controls and Procedures.
(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certification of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
TIFF Investment Program, Inc.
By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer
Date	5/30/07
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer
Date	5/30/07
By:	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer
Date	5/30/07